8 DERIVATIVE LIABILITY: Schedule of Assumptions for Derivative Liability valuation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
3,175,000 financing warrants issued on January 24, 2014
Fair Value Assumptions, Risk Free Interest Rate	0.43%	0.48%
Fair Value Assumptions, Expected Term	0 years	25 days
Fair Value Assumptions, Expected Volatility Rate	125.00%	125.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
1,200,000 financing warrants issued on December 31, 2013
Fair Value Assumptions, Risk Free Interest Rate	0.43%	0.48%
Fair Value Assumptions, Expected Term	0 years	25 days
Fair Value Assumptions, Expected Volatility Rate	125.00%	125.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%